ROBECO INVESTMENT FUNDS

                   ROBECO BOSTON PARTNERS Large Cap Value Fund

                               INSTITUTIONAL CLASS

                       Supplement dated February 23, 2006
                      to Prospectus dated December 31, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

THE EFFECTIVE DATE OF THE CHANGES DESCRIBED BELOW IS MARCH 1, 2006.

THE SECTION ENTITLED "EXPENSES AND FEES" ON PAGE 7 OF THE PROSPECTUS IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

EXPENSES AND FEES

         As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. The table is based on expenses for the Institutional Class of the Fund for the most recent fiscal year ended August 31, 2005.


                                                                                           INSTITUTIONAL CLASS
                                                                                           -------------------
ANNUAL FUND OPERATING EXPENSES* (expenses that are deducted from Fund assets)

Management fees .........................................................................         0.60%
Distribution (12b-1) fees................................................................         None
Other Expenses (1)  .....................................................................         0.60%
                                                                                                  -----
         Total annual Fund operating expenses ...........................................         1.20%
Fee Waivers (2) .........................................................................        (0.45)%
                                                                                                 -------

Net expenses ............................................................................         0.75%
                                                                                                  =====

* Shareholders requesting redemptions by wire are charged a transaction fee of $7.50.

(1) "Other expenses" include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class. A $15.00 custodial maintenance fee is charged per IRA account per year.

(2) The Adviser has agreed contractually to waive management fees and reimburse expenses through December 31, 2006, to the extent that Total annual Fund operating expenses exceed 0.75%.

     EXAMPLE

         The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                                         1 YEAR         3 YEARS*           5 YEARS*            10 YEARS*
                                         ------         --------           --------            ---------

        Institutional Class               $77             $336               $616               $1,415

----------
* The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on December 31, 2006. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first year.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                             ROBECO INVESTMENT FUNDS

                    ROBECO BOSTON PARTNERS All-Cap Value Fund

                               INSTITUTIONAL CLASS

                       Supplement dated February 23, 2006
                      to Prospectus dated December 31, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

THE EFFECTIVE DATE OF THE CHANGES DESCRIBED BELOW IS MARCH 1, 2006.

THE SECTION ENTITLED "EXPENSES AND FEES" ON PAGE 22 OF THE PROSPECTUS IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

EXPENSES AND FEES

         As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. The table is based on expenses for the Institutional Class of the Fund for the most recent fiscal year ended August 31, 2005.


                                                                                           INSTITUTIONAL CLASS
                                                                                           -------------------
ANNUAL FUND OPERATING EXPENSES* (expenses that are deducted from Fund assets)

Management fees .........................................................................         0.80%
Distribution (12b-1) fees................................................................         None
Other Expenses (1)  .....................................................................         2.90%
                                                                                                  -----
         Total annual Fund operating expenses ...........................................         3.70%
Fee Waivers (2) .........................................................................        (2.75)%
                                                                                                 -------

Net expenses ............................................................................         0.95%
                                                                                                  =====

* Shareholders requesting redemptions by wire are charged a transaction fee of $7.50.

(1) "Other expenses" include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class. A $15.00 custodial maintenance fee is charged per IRA account per year.

(2) The Adviser has agreed contractually to waive management fees and reimburse expenses through December 31, 2006, to the extent that Total annual Fund operating expenses exceed 0.95%.

     EXAMPLE

         The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                                         1 YEAR         3 YEARS*           5 YEARS*            10 YEARS*
                                         ------         --------           --------            ---------

        Institutional Class               $97             $877              $1,677              $3,771

----------
* The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on December 31, 2006. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first year.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                             ROBECO INVESTMENT FUNDS

                   ROBECO BOSTON PARTNERS Large Cap Value Fund

                                 INVESTOR CLASS

                       Supplement dated February 23, 2006
                      to Prospectus dated December 31, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

THE EFFECTIVE DATE OF THE CHANGES DESCRIBED BELOW IS MARCH 1, 2006.

THE SECTION ENTITLED "EXPENSES AND FEES" ON PAGE 7 OF THE PROSPECTUS IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

EXPENSES AND FEES

         As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund. The table is based on expenses for the Investor Class of the Fund for the most recent fiscal year ended August 31, 2005.


                                                                                              INVESTOR CLASS
                                                                                              --------------
ANNUAL FUND OPERATING EXPENSES* (expenses that are deducted from Fund assets)

Management fees ...........................................................................        0.60%
Distribution (12b-1) fees..................................................................        0.25%
Other Expenses (1)  .......................................................................        0.61%
                                                                                                   -----
         Total annual Fund operating expenses .............................................        1.46%
Fee Waivers (2) ...........................................................................       (0.46)%
                                                                                                  -------

Net expenses ..............................................................................        1.00%
                                                                                                   =====

* Shareholders requesting redemptions by wire are charged a transaction fee of $7.50.

(1) "Other expenses" include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Investor Class. A $15.00 custodial maintenance fee is charged per IRA account per year.

(2) The Adviser has agreed contractually to waive management fees and reimburse expenses through December 31, 2006, to the extent that Total annual Fund operating expenses exceed 1.00%.

     EXAMPLE

         The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                                         1 YEAR         3 YEARS*           5 YEARS*            10 YEARS*
                                         ------         --------           --------            ---------

          Investor Class                  $102            $417               $754               $1,707

----------
* The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on December 31, 2006. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first year.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                             ROBECO INVESTMENT FUNDS

                    ROBECO BOSTON PARTNERS All-Cap Value Fund

                                 INVESTOR CLASS

                       Supplement dated February 23, 2006
                      to Prospectus dated December 31, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

THE EFFECTIVE DATE OF THE CHANGES DESCRIBED BELOW IS MARCH 1, 2006.

THE SECTION ENTITLED "EXPENSES AND FEES" ON PAGE 22 OF THE PROSPECTUS IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

EXPENSES AND FEES

         As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund. The table is based on expenses for the Investor Class of the Fund for the most recent fiscal year ended August 31, 2005.


                                                                                              INVESTOR CLASS
                                                                                              --------------
ANNUAL FUND OPERATING EXPENSES* (expenses that are deducted from Fund assets)

Management fees ...........................................................................        0.80%
Distribution (12b-1) fees..................................................................        0.25%
Other Expenses (1)  .......................................................................        2.79%
                                                                                                   -----
         Total annual Fund operating expenses .............................................        3.84%
Fee Waivers (2) ...........................................................................       (2.64)%
                                                                                                  -------

Net expenses ..............................................................................        1.20%
                                                                                                   =====

* Shareholders requesting redemptions by wire are charged a transaction fee of $7.50.

(1) "Other expenses" include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Investor Class. A $15.00 custodial maintenance fee is charged per IRA account per year.

(2) The Adviser has agreed contractually to waive management fees and reimburse expenses through December 31, 2006, to the extent that Total annual Fund operating expenses exceed 1.20%.

     EXAMPLE

         The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                                         1 YEAR         3 YEARS*           5 YEARS*            10 YEARS*
                                         ------         --------           --------            ---------

          Investor Class                  $122            $929              $1,754              $3,902

----------
* The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on December 31, 2006. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first year.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                             ROBECO INVESTMENT FUNDS

                   ROBECO BOSTON PARTNERS Large Cap Value Fund
                    ROBECO BOSTON PARTNERS All-Cap Value Fund

                       Supplement dated February 23, 2006
         to Statement of Additional Information dated December 31, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

THE EFFECTIVE DATE OF THE CHANGES DESCRIBED BELOW IS MARCH 1, 2006.

THE SEVENTH PARAGRAPH UNDER THE SECTION ENTITLED "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISERS" BEGINNING ON PAGE 56 OF THE STATEMENT OF ADDITIONAL INFORMATION IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE
FOLLOWING:

         For its services to the Boston Partners Funds, Boston Partners is entitled to receive a monthly advisory fee under the Advisory Agreements computed at an annual rate of 2.25% of the Long/Short Equity Fund's average daily net assets, 0.60% of the Large Cap Value Fund's average daily net assets, 0.80% of the Mid Cap Value Fund's average daily net assets, 1.25% of the Small Cap Value Fund's average daily net assets and 0.80% of the All-Cap Value Fund's average daily net assets. Until December 31, 2006, Boston Partners has agreed to waive its fees to the extent necessary to maintain an annualized expense ratio for: 1) the Institutional Class of the Long/Short Equity Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Value Fund and the All-Cap Value Fund of 2.50% (excluding short sale dividend expense), 0.75%, 1.00%, 1.55% and 0.95%, respectively and 2) the Investor Class of the Long/Short Equity Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Value Fund and the All-Cap Value Fund of 2.75% (excluding short sale dividend expense), 1.00%, 1.25%, 1.80% and 1.20%, respectively.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.